UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2016

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
BorgWarner Inc.	2,590	$102,150
Delphi Automotive PLC	3,433	231,213
Goodyear Tire & Rubber Co.	3,244	100,142

Total Auto Components		433,505

Automobiles - 0.5%
Ford Motor Co.	47,972	581,901
General Motors Co.	17,973	626,179
Harley-Davidson Inc.	2,359	137,624

Total Automobiles		1,345,704

Distributors - 0.1%
Genuine Parts Co.	1,813	173,214
LKQ Corp.	3,970	121,681	*

Total Distributors		294,895

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	54,900

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	5,253	273,471
Chipotle Mexican Grill Inc.	388	146,400	*
Darden Restaurants Inc.	1,476	107,335
Marriott International Inc., Class A Shares	3,599	297,565
McDonald’s Corp.	10,642	1,295,344
Royal Caribbean Cruises Ltd.	2,300	188,692
Starbucks Corp.	18,069	1,003,191
Wyndham Worldwide Corp.	1,410	107,682
Wynn Resorts Ltd.	1,143	98,881
Yum! Brands Inc.	4,573	289,608

Total Hotels, Restaurants & Leisure		3,808,169

Household Durables - 0.5%
D.R. Horton Inc.	4,017	109,785
Garmin Ltd.	1,249	60,564
Harman International Industries Inc.	957	106,380
Leggett & Platt Inc.	1,381	67,503
Lennar Corp., Class A Shares	2,480	106,466
Mohawk Industries Inc.	739	147,564	*
Newell Brands Inc.	5,880	262,542
PulteGroup Inc.	3,737	68,686
Whirlpool Corp.	996	181,043

Total Household Durables		1,110,533

Internet & Direct Marketing Retail - 2.3%
Amazon.com Inc.	4,918	3,687,861	*
Expedia Inc.	1,443	163,463
Netflix Inc.	5,474	677,681	*
Priceline Group Inc.	630	923,618	*
TripAdvisor Inc.	1,646	76,325	*

Total Internet & Direct Marketing Retail		5,528,948

Leisure Products - 0.1%
Hasbro Inc.	1,422	110,617
Mattel Inc.	4,278	117,859

Total Leisure Products		228,476

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Media - 3.1%
CBS Corp., Class B Shares, Non Voting Shares	4,834	$307,539
Charter Communications Inc., Class A Shares	2,760	794,659	*
Comcast Corp., Class A Shares	30,025	2,073,226
Discovery Communications Inc., Class A Shares	1,990	54,546	*
Discovery Communications Inc., Class C Shares	2,858	76,537	*
Interpublic Group of Cos. Inc.	5,209	121,943
News Corp., Class A Shares	4,518	51,776
News Corp., Class B Shares	933	11,009
Omnicom Group Inc.	2,942	250,394
Scripps Networks Interactive Inc., Class A Shares	1,253	89,427
TEGNA Inc.	3,207	68,598
Time Warner Inc.	9,812	947,152
Twenty-First Century Fox Inc., Class A Shares	12,872	360,931
Twenty-First Century Fox Inc., Class B Shares	5,626	153,309
Viacom Inc., Class B Shares	4,290	150,579
Walt Disney Co.	18,695	1,948,393

Total Media		7,460,018

Multiline Retail - 0.5%
Dollar General Corp.	3,170	234,802
Dollar Tree Inc.	2,983	230,228	*
Kohl’s Corp.	2,338	115,450
Macy’s Inc.	4,198	150,330
Nordstrom Inc.	1,615	77,407
Target Corp.	6,964	503,010

Total Multiline Retail		1,311,227

Specialty Retail - 2.5%
Advance Auto Parts Inc.	1,000	169,120
AutoNation Inc.	890	43,298	*
AutoZone Inc.	385	304,069	*
Bed Bath & Beyond Inc.	2,109	85,710
Best Buy Co. Inc.	3,258	139,019
CarMax Inc.	2,289	147,389	*
Foot Locker Inc.	1,810	128,311
Gap Inc.	2,770	62,159
Home Depot Inc.	15,446	2,071,000
L Brands Inc.	2,818	185,537
Lowe’s Cos. Inc.	10,875	773,430
O’Reilly Automotive Inc.	1,235	343,836	*
Ross Stores Inc.	5,064	332,198
Signet Jewelers Ltd.	838	78,990
Staples Inc.	9,180	83,079
Tiffany & Co.	1,245	96,400
TJX Cos. Inc.	8,111	609,379
Tractor Supply Co.	1,690	128,119
Ulta Salon, Cosmetics & Fragrance Inc.	717	182,792	*
Urban Outfitters Inc.	820	23,354	*

Total Specialty Retail		5,987,189

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	3,278	114,795
Hanesbrands Inc.	4,800	103,536
Michael Kors Holdings Ltd.	2,204	94,728	*
NIKE Inc., Class B Shares	16,711	849,420
PVH Corp.	917	82,750
Ralph Lauren Corp.	834	75,327
Under Armour Inc., Class A Shares	2,300	66,815	*
Under Armour Inc., Class C Shares	2,316	58,294	*
V.F. Corp.	4,300	229,405

Total Textiles, Apparel & Luxury Goods		1,675,070

TOTAL CONSUMER DISCRETIONARY		29,238,634

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Brown-Forman Corp., Class B Shares	2,406	$108,078
Coca-Cola Co.	48,772	2,022,087
Constellation Brands Inc., Class A Shares	2,214	339,428
Dr. Pepper Snapple Group Inc.	2,238	202,920
Molson Coors Brewing Co., Class B Shares	2,269	220,796
Monster Beverage Corp.	5,235	232,120	*
PepsiCo Inc.	17,881	1,870,889

Total Beverages		4,996,318

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	5,406	865,555
CVS Health Corp.	13,208	1,042,243
Kroger Co.	11,719	404,423
Sysco Corp.	6,478	358,687
Wal-Mart Stores Inc.	19,020	1,314,662
Walgreens Boots Alliance Inc.	10,745	889,256
Whole Foods Market Inc.	4,193	128,977

Total Food & Staples Retailing		5,003,803

Food Products - 1.6%
Archer-Daniels-Midland Co.	7,402	337,901
Campbell Soup Co.	2,523	152,566
Conagra Brands Inc.	5,208	205,976
General Mills Inc.	7,569	467,537
Hershey Co.	1,854	191,759
Hormel Foods Corp.	3,182	110,766
J.M. Smucker Co.	1,463	187,352
Kellogg Co.	3,223	237,567
Kraft Heinz Co.	7,362	642,850
McCormick & Co. Inc., Non Voting Shares	1,280	119,462
Mead Johnson Nutrition Co.	2,262	160,059
Mondelez International Inc., Class A Shares	19,371	858,717
Tyson Foods Inc., Class A Shares	3,792	233,891

Total Food Products		3,906,403

Household Products - 1.8%
Church & Dwight Co. Inc.	3,152	139,287
Clorox Co.	1,655	198,633
Colgate-Palmolive Co.	11,105	726,711
Kimberly-Clark Corp.	4,536	517,648
Procter & Gamble Co.	33,317	2,801,294

Total Household Products		4,383,573

Personal Products - 0.1%
Coty Inc., Class A Shares	6,050	110,775
Estee Lauder Cos. Inc., Class A Shares	2,837	217,002

Total Personal Products		327,777

Tobacco - 1.7%
Altria Group Inc.	24,451	1,653,377
Philip Morris International Inc.	19,491	1,783,231
Reynolds American Inc.	10,284	576,315

Total Tobacco		4,012,923

TOTAL CONSUMER STAPLES		22,630,797

ENERGY - 7.5%
Energy Equipment & Services - 1.2%
Baker Hughes Inc.	5,265	342,067
FMC Technologies Inc.	2,573	91,419	*
Halliburton Co.	10,649	576,004
Helmerich & Payne Inc.	1,517	117,416
National-Oilwell Varco Inc.	4,715	176,530
Schlumberger Ltd.	17,612	1,478,527
Transocean Ltd.	4,788	70,575	*

Total Energy Equipment & Services		2,852,538

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	6,806	$474,582
Apache Corp.	4,731	300,277
Cabot Oil & Gas Corp.	5,836	136,329
Chesapeake Energy Corp.	7,142	50,137	*
Chevron Corp.	23,567	2,773,836
Cimarex Energy Co.	1,200	163,080
Concho Resources Inc.	1,700	225,420	*
ConocoPhillips	15,725	788,452
Devon Energy Corp.	6,538	298,590
EOG Resources Inc.	6,784	685,862
EQT Corp.	2,129	139,237
Exxon Mobil Corp.	51,853	4,680,252
Hess Corp.	3,191	198,767
Kinder Morgan Inc.	23,830	493,519
Marathon Oil Corp.	10,049	173,948
Marathon Petroleum Corp.	6,680	336,338
Murphy Oil Corp.	2,429	75,615
Newfield Exploration Co.	2,620	106,110	*
Noble Energy Inc.	5,769	219,568
Occidental Petroleum Corp.	9,406	669,989
ONEOK Inc.	2,931	168,269
Phillips 66	5,655	488,649
Pioneer Natural Resources Co.	2,173	391,292
Range Resources Corp.	2,309	79,337
Southwestern Energy Co.	4,979	53,873	*
Spectra Energy Corp.	8,849	363,605
Tesoro Corp.	1,557	136,160
Valero Energy Corp.	5,660	386,691
Williams Cos. Inc.	8,270	257,528

Total Oil, Gas & Consumable Fuels		15,315,312

TOTAL ENERGY		18,167,850

FINANCIALS - 14.9%
Banks - 6.8%
Bank of America Corp.	127,575	2,819,408
BB&T Corp.	10,213	480,215
Citigroup Inc.	36,002	2,139,599
Citizens Financial Group Inc.	7,040	250,835
Comerica Inc.	2,568	174,906
Fifth Third Bancorp	7,961	214,708
Huntington Bancshares Inc.	10,240	135,373
JPMorgan Chase & Co.	45,248	3,904,450
KeyCorp	10,562	192,968
M&T Bank Corp.	2,039	318,961
People’s United Financial Inc.	4,395	85,087
PNC Financial Services Group Inc.	6,177	722,462
Regions Financial Corp.	17,325	248,787
SunTrust Banks Inc.	6,843	375,339
U.S. Bancorp	20,069	1,030,945
Wells Fargo & Co.	56,920	3,136,861
Zions Bancorporation	2,608	112,248

Total Banks		16,343,152

Capital Markets - 2.9%
Affiliated Managers Group Inc.	645	93,719	*
Ameriprise Financial Inc.	1,723	191,150
Bank of New York Mellon Corp.	13,965	661,662
BlackRock Inc.	1,482	563,960
Charles Schwab Corp.	15,008	592,366
CME Group Inc.	4,210	485,623
E*TRADE Financial Corp.	3,304	114,484	*
Franklin Resources Inc.	4,704	186,184
Goldman Sachs Group Inc.	4,720	1,130,204
Intercontinental Exchange Inc.	7,605	429,074
Invesco Ltd.	5,259	159,558
Moody’s Corp.	2,253	212,390
Morgan Stanley	18,390	776,977
Nasdaq Inc.	1,649	110,681
Northern Trust Corp.	2,697	240,168
S&P Global Inc.	3,331	358,216
State Street Corp.	4,517	351,061
T. Rowe Price Group Inc.	3,020	227,285

Total Capital Markets		6,884,762

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Consumer Finance - 0.8%
American Express Co.	9,496	$703,464
Capital One Financial Corp.	6,198	540,713
Discover Financial Services	4,988	359,585
Navient Corp.	3,962	65,096
Synchrony Financial	9,365	339,668

Total Consumer Finance		2,008,526

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	23,759	3,872,242	*
Leucadia National Corp.	4,418	102,718

Total Diversified Financial Services		3,974,960

Insurance - 2.8%
AFLAC Inc.	5,431	377,998
Allstate Corp.	4,782	354,442
American International Group Inc.	12,705	829,764
Aon PLC	3,262	363,811
Arthur J. Gallagher & Co.	2,300	119,508
Assurant Inc.	718	66,674
Chubb Ltd.	5,799	766,164
Cincinnati Financial Corp.	2,076	157,257
Hartford Financial Services Group Inc.	4,782	227,862
Lincoln National Corp.	2,778	184,098
Loews Corp.	2,767	129,579
Marsh & McLennan Cos. Inc.	6,458	436,496
MetLife Inc.	13,484	726,653
Principal Financial Group Inc.	3,019	174,679
Progressive Corp.	7,726	274,273
Prudential Financial Inc.	5,515	573,891
Torchmark Corp.	1,095	80,767
Travelers Cos. Inc.	3,713	454,545
Unum Group	2,913	127,968
Willis Towers Watson PLC	1,683	205,797
XL Group Ltd.	3,585	133,577

Total Insurance		6,765,803

TOTAL FINANCIALS		35,977,203

HEALTH CARE - 13.7%
Biotechnology - 2.8%
AbbVie Inc.	20,204	1,265,174
Alexion Pharmaceuticals Inc.	2,839	347,352	*
Amgen Inc.	9,402	1,374,666
Biogen Inc.	2,720	771,338	*
Celgene Corp.	9,800	1,134,350	*
Gilead Sciences Inc.	16,579	1,187,222
Regeneron Pharmaceuticals Inc.	948	348,001	*
Vertex Pharmaceuticals Inc.	3,074	226,462	*

Total Biotechnology		6,654,565

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	18,682	$717,576
Baxter International Inc.	6,128	271,716
Becton, Dickinson & Co.	2,591	428,940
Boston Scientific Corp.	17,411	376,600	*
C.R. Bard Inc.	863	193,882
Cooper Cos. Inc.	640	111,955
Danaher Corp.	7,675	597,422
DENTSPLY SIRONA Inc.	2,851	164,588
Edwards Lifesciences Corp.	2,737	256,457	*
Hologic Inc.	3,260	130,791	*
Intuitive Surgical Inc.	489	310,109	*
Medtronic PLC	17,138	1,220,740
St. Jude Medical Inc.	3,616	289,967
Stryker Corp.	3,951	473,369
Varian Medical Systems Inc.	1,245	111,776	*
Zimmer Biomet Holdings Inc.	2,552	263,366

Total Health Care Equipment & Supplies		5,919,254

Health Care Providers & Services - 2.6%
Aetna Inc.	4,380	543,164
AmerisourceBergen Corp.	2,015	157,553
Anthem Inc.	3,410	490,256
Cardinal Health Inc.	3,864	278,092
Centene Corp.	2,240	126,582	*
CIGNA Corp.	3,203	427,248
DaVita Inc.	2,154	138,287	*
Envision Healthcare Corp.	1,470	93,036	*
Express Scripts Holding Co.	7,814	537,525	*
HCA Holdings Inc.	3,682	272,542	*
Henry Schein Inc.	1,052	159,599	*
Humana Inc.	1,837	374,803
Laboratory Corporation of America Holdings	1,203	154,441	*
McKesson Corp.	2,892	406,181
Patterson Cos. Inc.	1,158	47,513
Quest Diagnostics Inc.	1,711	157,241
UnitedHealth Group Inc.	11,906	1,905,436
Universal Health Services Inc., Class B Shares	1,200	127,656

Total Health Care Providers & Services		6,397,155

Health Care Technology - 0.1%
Cerner Corp.	3,755	177,875	*

Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc.	4,262	194,177
Illumina Inc.	1,839	235,466	*
Mettler-Toledo International Inc.	340	142,310	*
PerkinElmer Inc.	1,592	83,023
Thermo Fisher Scientific Inc.	5,003	705,923
Waters Corp.	1,027	138,018	*

Total Life Sciences Tools & Services		1,498,917

Pharmaceuticals - 5.1%
Allergan PLC	4,659	978,437	*
Bristol-Myers Squibb Co.	20,872	1,219,760
Eli Lilly & Co.	12,064	887,307
Endo International PLC	2,600	42,822	*
Johnson & Johnson	34,230	3,943,638
Mallinckrodt PLC	1,307	65,115	*
Merck & Co. Inc.	34,535	2,033,075
Mylan NV	5,798	221,194	*
Perrigo Co. PLC	1,887	157,055
Pfizer Inc.	76,138	2,472,962
Zoetis Inc.	5,985	320,377

Total Pharmaceuticals		12,341,742

TOTAL HEALTH CARE		32,989,508

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
Arconic Inc.	5,567	$103,212
Boeing Co.	7,225	1,124,788
General Dynamics Corp.	3,560	614,670
Lockheed Martin Corp.	3,154	788,311
Northrop Grumman Corp.	2,255	524,468
Raytheon Co.	3,765	534,630
Rockwell Collins Inc.	1,587	147,210
Textron Inc.	3,368	163,550
TransDigm Group Inc.	616	153,359
United Technologies Corp.	9,516	1,043,144

Total Aerospace & Defense		5,197,342

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	1,644	120,439
Expeditors International of Washington Inc.	1,722	91,197
FedEx Corp.	3,155	587,461
United Parcel Service Inc., Class B Shares	8,623	988,541

Total Air Freight & Logistics		1,787,638

Airlines - 0.7%
Alaska Air Group Inc.	1,610	142,855
American Airlines Group Inc.	6,632	309,648
Delta Air Lines Inc.	9,350	459,927
Southwest Airlines Co.	7,672	382,372
United Continental Holdings Inc.	3,469	252,821	*

Total Airlines		1,547,623

Building Products - 0.3%
Allegion PLC	1,271	81,344
Fortune Brands Home & Security Inc.	2,000	106,920
Johnson Controls International PLC	11,964	492,797
Masco Corp.	4,184	132,298

Total Building Products		813,359

Commercial Services & Supplies - 0.3%
Cintas Corp.	971	112,209
Pitney Bowes Inc.	2,857	43,398
Republic Services Inc.	2,786	158,941
Stericycle Inc.	1,201	92,525	*
Waste Management Inc.	5,155	365,541

Total Commercial Services & Supplies		772,614

Construction & Engineering - 0.1%
Fluor Corp.	1,762	92,541
Jacobs Engineering Group Inc.	1,331	75,867	*
Quanta Services Inc.	1,672	58,269	*

Total Construction & Engineering		226,677

Electrical Equipment - 0.5%
Acuity Brands Inc.	570	131,590
AMETEK Inc.	2,761	134,185
Eaton Corp. PLC	5,650	379,059
Emerson Electric Co.	8,014	446,780
Rockwell Automation Inc.	1,523	204,691

Total Electrical Equipment		1,296,305

Industrial Conglomerates - 2.6%
3M Co.	7,626	1,361,775
General Electric Co.	112,368	3,550,829
Honeywell International Inc.	9,646	1,117,489
Roper Technologies Inc.	1,278	233,976

Total Industrial Conglomerates		6,264,069

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Machinery - 1.5%
Caterpillar Inc.	7,367	$683,216
Cummins Inc.	2,050	280,173
Deere & Co.	3,590	369,914
Dover Corp.	1,999	149,785
Flowserve Corp.	1,941	93,265
Fortive Corp.	3,837	205,778
Illinois Tool Works Inc.	3,984	487,881
Ingersoll-Rand PLC	3,164	237,426
PACCAR Inc.	4,494	287,167
Parker Hannifin Corp.	1,688	236,320
Pentair PLC	1,988	111,467
Snap-on Inc.	634	108,585
Stanley Black & Decker Inc.	1,970	225,939
Xylem Inc.	2,084	103,200

Total Machinery		3,580,116

Professional Services - 0.3%
Dun & Bradstreet Corp.	531	64,421
Equifax Inc.	1,441	170,370
Nielsen Holdings PLC	4,504	188,943
Robert Half International Inc.	1,940	94,633
Verisk Analytics Inc.	2,120	172,080	*

Total Professional Services		690,447

Road & Rail - 0.9%
CSX Corp.	11,366	408,380
J.B. Hunt Transport Services Inc.	1,300	126,191
Kansas City Southern	1,296	109,966
Norfolk Southern Corp.	3,887	420,068
Ryder System Inc.	753	56,053
Union Pacific Corp.	10,375	1,075,680

Total Road & Rail		2,196,338

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,852	180,967
United Rentals Inc.	1,018	107,480	*
W. W. Grainger Inc.	746	173,259

Total Trading Companies & Distributors		461,706

TOTAL INDUSTRIALS		24,834,234

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.1%
Cisco Systems Inc.	62,908	1,901,080
F5 Networks Inc.	818	118,381	*
Harris Corp.	1,507	154,422
Juniper Networks Inc.	4,447	125,672
L3 Technologies Inc.	942	143,288
Motorola Solutions Inc.	1,982	164,288

Total Communications Equipment		2,607,131

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,962	266,246
Corning Inc.	10,851	263,354
FLIR Systems Inc.	1,988	71,946
TE Connectivity Ltd.	4,534	314,115

Total Electronic Equipment, Instruments & Components		915,661

Internet Software & Services - 4.2%
Akamai Technologies Inc.	2,096	139,761	*
Alphabet Inc., Class A Shares	3,687	2,921,763	*
Alphabet Inc., Class C Shares	3,692	2,849,560	*
eBay Inc.	13,531	401,735	*
Facebook Inc., Class A Shares	29,039	3,340,937	*
VeriSign Inc.	1,013	77,059	*
Yahoo! Inc.	11,072	428,154	*

Total Internet Software & Services		10,158,969

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
IT Services - 3.7%
Accenture PLC, Class A Shares	7,692	$900,964
Alliance Data Systems Corp.	750	171,375
Automatic Data Processing Inc.	5,621	577,726
Cognizant Technology Solutions Corp., Class A Shares	7,650	428,630	*
CSRA Inc.	2,055	65,431
Fidelity National Information Services Inc.	4,037	305,359
Fiserv Inc.	2,666	283,343	*
Global Payments Inc.	2,000	138,820
International Business Machines Corp.	10,856	1,801,987
MasterCard Inc., Class A Shares	12,029	1,241,994
Paychex Inc.	4,109	250,156
PayPal Holdings Inc.	13,863	547,173	*
Teradata Corp.	1,424	38,690	*
Total System Services Inc.	2,332	114,338
Visa Inc., Class A Shares	23,611	1,842,130
Western Union Co.	6,397	138,943
Xerox Corp.	11,666	101,844

Total IT Services		8,948,903

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices Inc.	3,912	284,090
Applied Materials Inc.	13,853	447,036
Broadcom Ltd.	4,892	864,759
First Solar Inc.	994	31,898	*
Intel Corp.	59,333	2,152,008
KLA-Tencor Corp.	2,006	157,832
Lam Research Corp.	1,989	210,297
Linear Technology Corp.	2,891	180,254
Microchip Technology Inc.	2,809	180,197
Micron Technology Inc.	12,803	280,642	*
NVIDIA Corp.	6,831	729,141
Qorvo Inc.	1,650	87,005	*
QUALCOMM Inc.	18,256	1,190,291
Skyworks Solutions Inc.	2,296	171,419
Texas Instruments Inc.	12,655	923,435
Xilinx Inc.	3,066	185,094

Total Semiconductors & Semiconductor Equipment		8,075,398

Software - 4.3%
Activision Blizzard Inc.	8,578	309,752
Adobe Systems Inc.	6,312	649,820	*
Autodesk Inc.	2,386	176,588	*
CA Inc.	3,528	112,085
Citrix Systems Inc.	2,093	186,926	*
Electronic Arts Inc.	3,673	289,285	*
Intuit Inc.	3,072	352,082
Microsoft Corp.	97,428	6,054,176
Oracle Corp.	37,473	1,440,837
Red Hat Inc.	2,386	166,304	*
Salesforce.com Inc.	7,932	543,025	*
Symantec Corp.	7,599	181,540

Total Software		10,462,420

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	67,361	7,801,751
Hewlett Packard Enterprise Co.	20,531	475,087
HP Inc.	22,129	328,394
NetApp Inc.	3,372	118,931
Seagate Technology PLC	3,571	136,305
Western Digital Corp.	3,579	243,193

Total Technology Hardware, Storage & Peripherals		9,103,661

TOTAL INFORMATION TECHNOLOGY		50,272,143

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals Inc.	2,685	$386,157
Albemarle Corp.	1,470	126,538
CF Industries Holdings Inc.	2,739	86,224
Dow Chemical Co.	13,997	800,908
E.I. du Pont de Nemours & Co.	11,020	808,868
Eastman Chemical Co.	1,766	132,821
Ecolab Inc.	3,194	374,401
FMC Corp.	1,875	106,050
International Flavors & Fragrances Inc.	967	113,942
LyondellBasell Industries NV, Class A Shares	4,049	347,323
Monsanto Co.	5,505	579,181
Mosaic Co.	4,383	128,553
PPG Industries Inc.	3,360	318,394
Praxair Inc.	3,502	410,399
Sherwin-Williams Co.	1,002	269,277

Total Chemicals		4,989,036

Construction Materials - 0.1%
Martin Marietta Materials Inc.	775	171,686
Vulcan Materials Co.	1,675	209,626

Total Construction Materials		381,312

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,026	72,046
Ball Corp.	1,983	148,864
International Paper Co.	4,914	260,737
Sealed Air Corp.	2,768	125,501
WestRock Co.	3,002	152,411

Total Containers & Packaging		759,559

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	212,148	*
Newmont Mining Corp.	7,024	239,308
Nucor Corp.	4,112	244,746

Total Metals & Mining		696,202

TOTAL MATERIALS		6,826,109

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	5,108	539,813
Apartment Investment and Management Co., Class A Shares	2,061	93,672
AvalonBay Communities Inc.	1,716	303,989
Boston Properties Inc.	1,975	248,416
Crown Castle International Corp.	3,919	340,052
Digital Realty Trust Inc.	1,910	187,677
Equinix Inc.	913	326,315
Equity Residential	4,737	304,873
Essex Property Trust Inc.	892	207,390
Extra Space Storage Inc.	1,580	122,039
Federal Realty Investment Trust	900	127,899
General Growth Properties Inc.	7,722	192,896
HCP Inc.	6,449	191,664
Host Hotels & Resorts Inc.	8,863	166,979
Iron Mountain Inc.	2,809	91,236
Kimco Realty Corp.	5,780	145,425
Macerich Co.	1,760	124,678
Mid-America Apartment Communities Inc.	1,420	139,046
Prologis Inc.	6,444	340,179
Public Storage	1,831	409,229
Realty Income Corp.	3,100	178,188
Simon Property Group Inc.	3,868	687,228
SL Green Realty Corp.	1,171	125,941
UDR Inc.	3,450	125,856
Ventas Inc.	4,497	281,152
Vornado Realty Trust	2,157	225,126
Welltower Inc.	4,491	300,583
Weyerhaeuser Co.	9,678	291,211

Total Equity Real Estate Investment Trusts (REITs)		6,818,752

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,934	$123,882	*

TOTAL REAL ESTATE		6,942,634

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	76,749	3,264,135
CenturyLink Inc.	6,771	161,014
Frontier Communications Corp.	14,096	47,644
Level 3 Communications Inc.	3,480	196,133	*
Verizon Communications Inc.	51,052	2,725,156

TOTAL TELECOMMUNICATION SERVICES		6,394,082

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	3,010	114,049
American Electric Power Co. Inc.	6,114	384,937
Duke Energy Corp.	8,759	679,874
Edison International	4,000	287,960
Entergy Corp.	2,216	162,809
Eversource Energy	4,012	221,583
Exelon Corp.	11,396	404,444
FirstEnergy Corp.	5,168	160,053
NextEra Energy Inc.	5,739	685,581
PG&E Corp.	6,055	367,962
Pinnacle West Capital Corp.	1,555	121,337
PPL Corp.	8,898	302,977
Southern Co.	12,073	593,871
Xcel Energy Inc.	6,417	261,172

Total Electric Utilities		4,748,609

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,293	107,985
NRG Energy Inc.	4,588	56,249

Total Independent Power and Renewable Electricity Producers		164,234

Multi-Utilities - 1.0%
Ameren Corp.	2,600	136,396
CenterPoint Energy Inc.	5,024	123,791
CMS Energy Corp.	3,763	156,616
Consolidated Edison Inc.	3,791	279,321
Dominion Resources Inc.	7,743	593,036
DTE Energy Co.	2,304	226,967
NiSource Inc.	4,429	98,058
Public Service Enterprise Group Inc.	6,563	287,984
SCANA Corp.	1,656	121,352
Sempra Energy	3,095	311,481
WEC Energy Group Inc.	4,055	237,826

Total Multi-Utilities		2,572,828

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co. Inc.		2,039	$147,542

TOTAL UTILITIES			7,633,213

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,759,462)			241,906,407

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,458,751)	0.411%	1,458,751	1,458,751

TOTAL INVESTMENTS - 100.9% (Cost - $120,218,213#)			243,365,158
Liabilities in Excess of Other Assets - (0.9)%			(2,216,108)

TOTAL NET ASSETS - 100.0%			$241,149,050

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$241,906,407	—	—	$241,906,407
Short-Term Investments†	1,458,751	—	—	1,458,751

Total Investments	$243,365,158	—	—	$243,365,158

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$15,115	—	—	$15,115

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$127,977,116
Gross unrealized depreciation	(4,830,171)

Net unrealized appreciation	$123,146,945

At December 31, 2016, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
E-Mini S&P 500 Index	16	3/17	$1,804,075	$1,788,960	$(15,115)

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. was a component of the S&P 500 Index and was considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended December 31, 2016:

	Affiliate Value at September 30, 2016	Purchased		Sold		Dividend Income	Affiliate Value at December 31, 2016	Realized Loss
		Cost	Shares	Cost	Shares
Legg Mason Inc.	$44,194	—	—	$64,918	1,320	$290	—	$(22,454)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017